Related-party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Balances and transactions with related parties
i.	Balances and transactions with related parties:

	December 31,2018	December 31, 2017
	Payables	Receivables	Payables
Immediate parent
UOL—cash management (a)	—	124,721	—
UOL—sales of services (b)	9,822	—	32,286
UOL—shared service costs	10,234	—	—
Affiliated companies
UOL Diveo—cash management (a)	—	2	—
UOL Diveo—sales of services (b)	3,290	—	621
UOL Diveo—shared service costs	126	—	—
Concurso Virtual S.A.	—	—	1,522
Transfolha Transportadora e Distribuição Ltda.	4,336	—	745
Livraria da Folha Ltda.	32	—	1,078
Empresa Folha da Manhã S/A	2,073	—	2,320
Others	884	—	529

	30,797	124,723	39,101

(a)	The receivables transactions with related parties arising from cash management. The remaining balance was fully paid in April 2018.
(b)	Sales of services refers mainly to the purchase of (i) advertising services from UOL and (ii) services related to technical support in hosting from UOL Diveo Tecnologia Ltda. (“UOL Diveo”).

Balances and transactions with related parties II

	December 31, 2018		December 31, 2017		December 31, 2016
	Revenue	Expense	Revenue	Expense	Revenue	Expense
Immediate parent
UOL—shared service costs (a)	—	105,433	—	58,375	—	31,498
UOL—sales of services (b)	2,233	52,115	689	46,976	—	81,007
Affiliated companies
UOL Diveo—shared service costs (c)	—	534	—	24	—	1,710
UOL Diveo—sales of services (d)	—	26,943	—	28,953	—	18,069
Transfolha Transportadora e Distribuição Ltda.	374	18,889	39	15,405	—	5,500
Livraria da Folha Ltda.	160	—	319	—	349	—
Others	401	54	433	130	395	101

	3,168	203,967	1,480	149,863	744	137,885

(a)

Shared services costs mainly related to (i) payroll, (ii) IT structure / software and (iii) property rental which are incurred by the parent company UOL and are charged to PagSeguro Brazil pursuant to cost sharing contractual agreements. Such costs are included in administrative expenses. The increase in the balance refers to payroll taxes related to LTIP payments made in the year ended December 31, 2018 which amounted to R$ 61,713, and which are paid by the parent company UOL and reimbursed by the PagSeguro Group.

(b)	Sales of advertising services are incurred by the parent company UOL and are charged to PagSeguro Brazil pursuant to contractual agreements.
(c)	Shared services costs are incurred by the affiliated company UOL Diveo and are charged to PagSeguro Brazil pursuant to contractual agreements. The main costs are related to IT structure/software.
(d)	Sales of services from the affiliated company UOL Diveo related to technical support in hosting services (started in 2016) and are charged to PagSeguro Brazil pursuant to contractual agreements.